FINANCE COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
FINANCE COSTS [abstract]
Interest on bank loans	¥ 51		¥ 114	¥ 139
Interest on other loans	5,579		5,631	5,280
Interest on lease liabilities	399		348	0
Other borrowing costs	8		26	21
Total borrowing costs	6,037		6,119	5,440
Less: Amount capitalized in property, plant and equipment (note 14)	(2,483)		(3,048)	(2,838)
Borrowing costs recognized as expense	3,554		3,071	2,602
Other finance costs:
Unwinding of discount on provision for dismantlement (note 29)	2,636		2,794	2,560
Total finance costs	¥ 6,190	$ 949	¥ 5,865	¥ 5,162